Commitments And Contingencies (Future Minimum Lease Payments) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
2014	$ 687
2015	628
2016	483
2017	238
2018	59
Thereafter	0
Operating Leases, Future Minimum Payments Due	$ 2,095